Revenues (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disaggregation of Revenue [Line Items]
Net Revenues Decrease Amount		¥ 1,135
Net Revenues Decrease Percentage	0.30%	0.30%
Net Revenues Decrease Due To Reduction In Average Sales Price		¥ 565
Net Revenues Increase Due To Change In Sales Volume		1,700
Net Sales	$ 51,610	336,755	¥ 335,620	¥ 333,522
Decrease In Average Sales Price		6,961
Increase In Sales Volume Factor		49,215
Specialty film [Member]
Disaggregation of Revenue [Line Items]
Sales Decrease Amount			¥ 42,254
Sales Decrease Percentage			26.00%
Net Sales	31,370	204,686	¥ 162,432
Sales in other countries principally Europe, Asia and North America [Member]
Disaggregation of Revenue [Line Items]
Net Sales	$ 4,131	26,954	¥ 47,554	¥ 45,394
Increase In Average Sales Price		595
Increase In Sales Volume Factor		¥ 21,195
Product concentration risk | Revenue from Contract with Customer, Product and Service Benchmark | Specialty film [Member]
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage	60.80%	60.80%	48.40%
Product concentration risk | Revenue from Contract with Customer, Product and Service Benchmark | Sales in other countries principally Europe, Asia and North America [Member]
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage	8.00%	8.00%	14.20%